CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ 3,287	£ (2,140)	£ 515
Change in customer deposits	38,805	3,248	(322)
Change in debt securities in issue	(10,142)	6,631	18,579
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	2,619	(5,078)	(24,606)
Change in investment contract liabilities	993	2,625	(1,594)
Change in other operating liabilities	175	(1,644)	(1,245)
Change in operating liabilities	35,737	3,642	(8,673)
(Decrease) increase in lease liabilities	£ (172)	£ 82	£ 27